Investment in Term Loans - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Vessel	Feb. 28, 2011 Loans Receivable [Member] Vessel	Dec. 31, 2012 Loans Receivable [Member]	Dec. 31, 2011 Loans Receivable [Member]	Dec. 31, 2012 Loans Receivable [Member] Accounts Receivable [Member]	Dec. 31, 2011 Loans Receivable [Member] Accounts Receivable [Member]	Jul. 31, 2010 Teekay Tankers [Member] Loans Receivable [Member] Term_loan Vessel
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Principal amount outstanding of term loan									$ 115,000,000
Term loan	70,000,000	115,575,000		70,000,000					115,575,000
Interest rate on term loan				9.00%					9.00%
Investment yield									10.00%
Repayment premium on loans outstanding									3.00%
Repayment premium included in principal balance					2,700,000	1,500,000
Acquired term loans									2
Number of VLCC collateralized for loans			1	1					2
Interest receivable recorded as accounts receivables							2,800,000	2,800,000
Investment in term loans					$ 185,600,000